Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities [Abstract]
Derivative Instruments and Hedging Activities

12.  Derivative Instruments and Hedging Activities

Derivative Financial Instruments

Derivative instruments are generally either negotiated over the counter (“OTC”) contracts or standardized contracts executed on a recognized exchange.  Negotiated OTC derivative contracts are generally entered into between two counterparties that negotiate specific agreement terms, including the underlying instrument, amount, exercise prices and maturity.

The Company may use standalone derivative financial instruments in the form of interest rate swap agreements, which derive their value from underlying interest rates.  These transactions involve both credit and market risk.  The notional amounts are amounts on which calculations, payments, and the value of the derivatives are based.  Notional amounts do not represent direct credit exposures.  Direct credit exposure is limited to the net difference between the calculated amounts to be received and paid, if any.  Such difference, which represents the fair value of the derivative instruments, is reflected on the balance sheet as other assets or other liabilities.

If the Company enters into an interest rate swap agreement, there is exposure to credit-related losses in the event of nonperformance by the counterparties to the agreement.  This exposure to credit risk is monitored through credit approvals, limits and monitoring procedures.  The Company deals only with primary dealers.

Risk Management Policies – Hedging Instruments

The primary focus of the Company’s asset/liability management program is to monitor the sensitivity of the Company’s net portfolio value and net income under varying interest rate scenarios to take steps to control its risks.  On a quarterly basis, the Company evaluates the effectiveness of entering into any derivative agreement by measuring the cost of such an agreement in relation to the reduction in net portfolio value and net income volatility within an assumed range of interest rates.

Interest Rate Risk Management – Cash Flow Hedging Instruments

The Company has long-term variable rate debt as a source of funds for use in the Company’s lending and investment activities and for other general business purposes.  These debt obligations expose the Company to variability in interest payments due to changes in interest rates.  If interest rates increase, interest expense increases.  Conversely, if interest rates decrease, interest expense decreases.  Management believes it may be prudent to limit the variability of a portion of its interest payments and, therefore, may hedge a portion of its variable-rate interest payments.  To meet this objective, management has historically entered into interest rate swap agreements whereby the Company received variable interest rate payments and made fixed interest rate payments during the contract period.

The Company was not a party to any interest rate swap agreements as of December 31, 2012, as the remaining interest rate swap agreement with a notional amount of $5.0 million expired during the first quarter of 2012.  At December 31, 2011, the information pertaining to outstanding interest rate swap agreements used to hedge variable rate debt was as follows:

(In thousands, except percentages and years)	December 31, 2011
Notional amount	$5,000
Weighted average pay rate	3.94%
Weighted average receive rate (three-month LIBOR)	0.32%
Weighted average maturity in years	0.25
Unrealized loss relating to interest rate swaps	$(43)

The interest rate swap agreement in place at December 31, 2011 provided for the Company to receive payments at a variable rate determined by a specific index (three-month LIBOR) in exchange for making payments at a fixed rate.

At December 31, 2011, the net unrealized loss relating to interest rate swaps was recorded as a derivative liability.  Changes in the fair value of interest rate swaps designated as hedging instruments of the variability of cash flows associated with long-term debt are reported in other comprehensive income.  The net spread between the fixed rate of interest which is paid and the variable interest received is classified in interest expense as a yield adjustment in the same period in which the related interest on the long-term debt affects earnings.